Consolidated Statements of Changes in Shareholders' Equity $ in Thousands, $ in Thousands		Common Stock [Member] USD ($)	Common Stock [Member] SGD ($)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Treasury Stock, Common [Member] USD ($) shares	Treasury Stock, Common [Member] SGD ($) shares	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	USD ($)	SGD ($)	Common Class A [Member] shares	Common Class B [Member] shares
Balance at Dec. 31, 2022 | $			$ 20		$ 15,686				$ (32)		$ 607		$ 16,281
Balance, shares at Dec. 31, 2022 | shares	[1]													1,806,666	3,200,000
Treasury stock balance, shares at Dec. 31, 2022 | shares
Net income | $											519		519
Foreign currency translation adjustment | $									(69)				(69)
Acquisition of treasury shares | $							$ (18)						(18)
Acquisition of treasury shares, shares | shares						(9,952)	(9,952)
Balance at Dec. 31, 2023 | $			20		15,686		$ (18)		(101)		1,126		16,713
Balance, shares at Dec. 31, 2023 | shares	[1]													1,806,666	3,200,000
Treasury stock balance, shares at Dec. 31, 2023 | shares						(9,952)	(9,952)
Net income | $													32
Foreign currency translation adjustment | $									(27)				(27)
Acquisition of treasury shares | $							$ (48)						(48)
Acquisition of treasury shares, shares | shares						(36,454)	(36,454)
Dividend | $					(643)								(643)
Balance at Dec. 31, 2024 | $			21		15,508		$ (66)		(128)		1,158		16,493
Balance, shares at Dec. 31, 2024 | shares	[1]													1,806,666	3,500,000
Treasury stock balance, shares at Dec. 31, 2024 | shares						(46,406)	(46,406)
Net income											3,236	$ 2,517	3,236
Foreign currency translation adjustment									52			40	52
Acquisition of treasury shares | $							$ (9)						(9)
Acquisition of treasury shares, shares | shares						(7,540)	(7,540)
Balance at Dec. 31, 2025		$ 16	$ 21	$ 12,060	$ 15,508	$ (58)	$ (75)	$ (59)	$ (76)	$ 3,417	$ 4,394	$ 15,376	$ 19,772
Balance, shares at Dec. 31, 2025 | shares	[1]													1,806,666	3,500,000
Treasury stock balance, shares at Dec. 31, 2025 | shares						(53,946)	(53,946)

[1]	Giving retroactive effect to the re-designation and reclassification of shares effected in December 2025, which are detailed in Note 15 to the consolidated financial statements